Pension And Postretirement Benefit Costs (Cumulative Empoyer Contributions In Excess Of Net Periodic Pension Cost) (Details) (Pension Benefits [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Cumulative balance at beginning of year	$ 2,819,837	$ 1,496,368
Net periodic pension cost	2,037,708	1,858,238	1,985,592
Employer contributions	3,473,960	3,181,707
Cumulative balance at end of year	$ 4,256,089	$ 2,819,837	$ 1,496,368